DIVIDEND DISTRIBUTION	12 Months Ended
Jun. 30, 2020
DIVIDEND DISTRIBUTION [Abstract]
DIVIDEND DISTRIBUTION
21.	DIVIDEND DISTRIBUTION

One of the subsidiaries of IBEX Limited has declared and paid $ 0.1 million during the year ended June 30, 2020. No dividends were declared or paid during the year ended June 30, 2019. One of the subsidiaries of the Group paid a dividend liability of $1.6 million during the year ended June 30, 2019 which was declared in year ended June 30, 2017.